EQUITY INVESTMENTS - Summarized Financial Information of Equity Investments (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Revenues	$ 4,836	$ 4,913	$ 4,336
Operating and other expenses	(3,545)	(2,993)	(3,068)
Net income	1,515	1,636	1,080
Income from equity investments	714	773	$ 514
Balance Sheet
Current assets	2,209	2,176
Non-current assets	20,647	17,869
Current liabilities	(2,049)	(1,577)
Non-current liabilities	$ (9,042)	$ (8,217)